Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 277,007	$ 233,045	$ 529,340	$ 462,342
Ireland
Segment Reporting Information [Line Items]
Net Revenue	40,767	24,080	69,762	53,433
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	87,230	85,868	173,274	166,945
U.S.
Segment Reporting Information [Line Items]
Net Revenue	114,237	93,826	221,984	186,390
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 34,773	$ 29,271	$ 64,320	$ 55,574